Risk management and financial instruments - Loss Contingencies (Details)	12 Months Ended
Dec. 31, 2015 USD ($) rig
Uninsured Risk
Loss Contingencies [Line Items]
Loss contingency, range of possible loss, maximum	$ 5,000,000
Number of semi tenders insured | rig	1
Self insured retention period	60 days
Self insurance, quota share on loss of hire daily amount, percent	25.00%
Loss from Catastrophes
Loss Contingencies [Line Items]
Insurance combined single limit	$ 100,000,000
Minimum | Uninsured Risk
Loss Contingencies [Line Items]
Compensation period	210 days
Maximum | Uninsured Risk
Loss Contingencies [Line Items]
Compensation period	290 days